Supplemental Information - Supplemental Information of Cash Flow (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net income (loss)	$ 313	$ (249)	$ 248
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	725	716	699
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	625	545	447
(Gain) loss from disposal of assets	27	4	(2)
Loss on repurchase of Notes	64	60
Undistributed income (loss) of unconsolidated subsidiaries	(39)	5	40
Other non-cash items	295	195	331
Changes in operating assets and liabilities:
Provisions	233	46	(48)
Deferred income taxes	122	65	119
Trade and financing receivables related to sales, net	(657)	(97)	279
Inventories, net	(213)	106	473
Trade payables	344	96	(161)
Other assets and liabilities	176	616	361
Net cash provided by operating activities	2,015	2,108	2,786
Investing activities:
Additions to retail receivables	(4,078)	(3,951)	(4,498)
Collections of retail receivables	4,384	4,569	5,146
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	17	12	11
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	850	660	726
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(492)	(503)	(656)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,743)	(1,631)	(1,851)
Other	130	(77)	174
Net cash used in investing activities	(932)	(921)	(948)
Financing activities:
Proceeds from long-term debt	15,896	12,629	9,927
Payments of long-term debt	(16,802)	(13,770)	(10,668)
Net increase (decrease) in other financial liabilities	54	(132)	96
Dividends paid	(168)	(207)	(297)
Other	(25)	(58)	23
Net cash used in financing activities	(1,045)	(1,538)	(919)
Effect of foreign exchange rate changes on cash and cash equivalents	375	(16)	(698)
Increase (decrease) in cash and cash equivalents	413	(367)	221
Cash and cash equivalents, beginning of year	5,017	5,384	5,163
Cash and cash equivalents, end of year	5,430	5,017	5,384
Industrial Activities [Member]
Operating activities:
Net income (loss)	313	(249)	248
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	720	710	694
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	328	284	238
(Gain) loss from disposal of assets	27	4	(2)
Loss on repurchase of Notes	56	60
Undistributed income (loss) of unconsolidated subsidiaries	(107)	37	(104)
Other non-cash items	208	73	213
Changes in operating assets and liabilities:
Provisions	239	42	(61)
Deferred income taxes	217	43	59
Trade and financing receivables related to sales, net	147	(7)	354
Inventories, net	(211)	141	507
Trade payables	359	121	(162)
Other assets and liabilities	120	460	112
Net cash provided by operating activities	2,416	1,719	2,096
Investing activities:
Proceeds from sale of assets, net of assets sold under operating leases and assets sold under buy-back commitments	17	12	11
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	374	234	320
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(488)	(501)	(653)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(1,079)	(884)	(875)
Other	(274)	380	2,151
Net cash used in investing activities	(1,450)	(759)	954
Financing activities:
Proceeds from long-term debt	2,006	1,754	650
Payments of long-term debt	(2,580)	(2,085)	(2,483)
Net increase (decrease) in other financial liabilities	(308)	(219)	51
Dividends paid	(168)	(207)	(297)
Other	(25)	(58)	23
Net cash used in financing activities	(1,075)	(815)	(2,056)
Effect of foreign exchange rate changes on cash and cash equivalents	361	(47)	(565)
Increase (decrease) in cash and cash equivalents	252	98	429
Cash and cash equivalents, beginning of year	4,649	4,551	4,122
Cash and cash equivalents, end of year	4,901	4,649	4,551
Financial services [Member]
Operating activities:
Net income (loss)	452	334	368
Adjustments to reconcile net income to net cash provided (used) by operating activities:
Depreciation and amortization expense, net of assets under operating lease and assets sold under buy-back commitments	5	6	5
Depreciation and amortization expense of assets under operating lease and assets sold under buy-back commitments	297	261	209
Loss on repurchase of Notes	8
Undistributed income (loss) of unconsolidated subsidiaries	(27)	(25)	(17)
Other non-cash items	87	122	118
Changes in operating assets and liabilities:
Provisions	(6)	4	13
Deferred income taxes	(95)	22	60
Trade and financing receivables related to sales, net	(821)	(95)	(50)
Inventories, net	(2)	(35)	(34)
Trade payables	8	(19)	4
Other assets and liabilities	50	155	220
Net cash provided by operating activities	(44)	730	896
Investing activities:
Additions to retail receivables	(4,078)	(3,951)	(4,498)
Collections of retail receivables	4,384	4,569	5,146
Proceeds from sale of assets under operating leases and assets sold under buy-back commitments	476	426	406
Expenditures for property, plant and equipment and intangible assets, net of assets under operating lease and sold under buy-back commitments	(4)	(2)	(3)
Expenditures for assets under operating lease and assets sold under buy-back commitments	(664)	(747)	(976)
Other	358	(562)	(2,019)
Net cash used in investing activities	472	(267)	(1,944)
Financing activities:
Proceeds from long-term debt	13,890	10,875	9,277
Payments of long-term debt	(14,222)	(11,685)	(8,185)
Net increase (decrease) in other financial liabilities	362	87	45
Dividends paid	(357)	(341)	(207)
Other	46	105	43
Net cash used in financing activities	(281)	(959)	973
Effect of foreign exchange rate changes on cash and cash equivalents	14	31	(133)
Increase (decrease) in cash and cash equivalents	161	(465)	(208)
Cash and cash equivalents, beginning of year	368	833	1,041
Cash and cash equivalents, end of year	$ 529	$ 368	$ 833